Goodwill (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill Roll Forward
Ending balance	$ 8,995.7	$ 8,707.0
Continuing Operations
Goodwill Roll Forward
Beginning balance	8,707.0	8,402.0
Acquisitions	313.8	269.7
Finalization of purchase price allocations for prior year acquisitions		2.8
Tax benefit from Fisher equity awards	(21.9)	(2.3)
Currency translation	(4.5)	40.2
Other	1.3	(5.4)
Ending balance	8,995.7	8,707.0
Continuing Operations | Analytical Technologies [Member]
Goodwill Roll Forward
Beginning balance	3,194.6	2,981.2
Acquisitions	308.8	202.7
Finalization of purchase price allocations for prior year acquisitions		(0.6)
Tax benefit from Fisher equity awards	(7.2)	(0.7)
Currency translation	(11.9)	19.4
Other	(7.4)	(7.4)
Ending balance	3,476.9	3,194.6
Continuing Operations | Laboratory Products and Services [Member]
Goodwill Roll Forward
Beginning balance	5,512.4	5,420.8
Acquisitions	5.0	67.0
Finalization of purchase price allocations for prior year acquisitions		3.4
Tax benefit from Fisher equity awards	(14.7)	(1.6)
Currency translation	7.4	20.8
Other	8.7	2.0
Ending balance	5,518.8	5,512.4
Discontinued Operations
Goodwill Roll Forward
Ending balance	$ 274.9	$ 275.9